COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 18, 2021	Aug. 13, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Granted term			45 days	45 days
Number of units issued	1,650,000
Unit Price	$ 10.00
Proceeds from issuance initial public offering				$ 126,000,000
Underwriting fees	$ 500,000
Aggregate gross proceeds (Percent)			3.50%	3.50%
Cash held outside the Trust Account			$ 647,178	$ 799,808	$ 25,000
Over-allotment option
Commitments And Contingencies [Line Items]
Proceeds from issuance initial public offering	$ 16,500,000
Initial Public Offering
Commitments And Contingencies [Line Items]
Number of units issued		11,000,000	1,650,000	1,650,000
Proceeds from issuance initial public offering		$ 110,000,000
Related Party Extension Loans
Commitments And Contingencies [Line Items]
Cash held outside the Trust Account			$ 1,265,000	$ 1,265,000
Share Price			$ 0.10	$ 0.10
Related Party Extension Loans | Maximum
Commitments And Contingencies [Line Items]
Cash held outside the Trust Account			$ 2,530,000	$ 2,530,000